Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2016
Affiliated companies and other equity-method investees
Affiliated companies and other equity-method investees

19. Affiliated companies and other equity-method investees:

Nomura’s significant affiliated companies and other equity-method investees include JAFCO Co., Ltd. (“JAFCO”), Nomura Research Institute, Ltd. (“NRI”) and Nomura Real Estate Holdings, Inc. (“NREH”).

JAFCO

JAFCO, which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies.

In March 2014, the Company sold 2,200,000 shares of JAFCO. Nomura’s ownership of JAFCO decreased from 24.4% as of March 31, 2013 to 19.4% as a result of the sale. Nomura continues to account for JAFCO using the equity method because Nomura still has the ability to exercise significant influence over operating and financial decisions of JAFCO.

As of March 31, 2016, Nomura’s ownership of JAFCO was 19.5% and there was no remaining equity method goodwill included in the carrying amount of the investment.

NRI

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

As of March 31, 2016, Nomura’s ownership of NRI was 36.8% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥55,640 million.

Fortress

Fortress Investment Group LLC (“Fortress”) is a global investment management firm. Fortress raises, invests and manages private equity funds, hedge funds and publicly traded alternative investment vehicles. The investment in Fortress was treated as an investment in a limited partnership and was accounted for by the equity method of accounting.

On February 13, 2014, Fortress has repurchased all of Nomura’s ownership stake. As a result, Fortress is therefore no longer Nomura’s equity method investee.

NREH

NREH is the holding company of the Nomura Real Estate Group which is primarily involved in the residential property development, leasing, investment management as well as other real estate-related activities.

As of March 31, 2016, Nomura’s ownership of NREH was 34.0% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥11,012 million.

Summary financial information—

A summary of financial information for JAFCO, NRI and NREH is as follows.

	Millions of yen
	March 31
	2015	2016
Total assets	¥2,268,874	¥2,378,185
Total liabilities	1,308,632	1,341,008

	Millions of yen
	Year ended March 31
	2014	2015	2016
Net revenues	¥947,213	¥781,110	¥734,132
Non-interest expenses	779,690	610,747	605,542
Net income attributable to the companies	87,261	119,838	92,318

A summary of financial information for Fortress is as follows.

Millions of yen
Year ended March 31
2014(1)
Net revenues	¥144,349
Non-interest expenses	89,338
Net income attributable to the company	20,071

(1)	Financial information for Fortress is as of its fiscal year ended December 31, 2013. Nomura historically recognized its share of Fortress’s earnings on a three-month lag prior to its disposal in 2014.

The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2015 and 2016, and for the years ended March 31, 2014, 2015 and 2016.

	Millions of yen
	March 31
	2015	2016
Investments in affiliated companies	¥376,174	¥394,984
Advances to affiliated companies	2,104	300
Other receivables from affiliated companies	2,328	1,372
Other payables to affiliated companies	6,720	7,606

	Millions of yen
	Year ended March 31
	2014	2015	2016
Revenues	¥411	¥688	¥1,124
Non-interest expenses	57,687	48,176	42,852
Purchase of software, securities and tangible assets	26,655	26,772	20,679

The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2015 and 2016.

	Millions of yen
	March 31
	2015	2016
Carrying amount	¥362,984	¥387,825
Fair value	530,570	487,656

Equity in earnings of equity-method investees, including those above, was income of ¥37,805 million, income of ¥43,028 million and income of ¥33,917 million for the years ended March 31, 2014, 2015 and 2016, respectively. Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income. Dividends from equity-method investees for the years ended March 31, 2014, 2015 and 2016 were ¥8,306 million, ¥8,256 million and ¥11,031 million, respectively.